Note 16 - Income Taxes (Details) - Significant Components of Deferred Tax Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Significant Components of Deferred Tax Assets [Abstract]
Loss carry forwards	$ 60,426	$ 55,998
Debt discount	(1,523)
NQSO	422	100
Tax credit	432	434
Other	120	72
Total deferred tax asset	59,877	56,604
Valuation allowance	$ (59,877)	$ (56,604)